VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts - Life and Annuity Insurance Product Line [Member] - Participating Life Insurance Contract [Member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
Beginning Balance	£ 4,491	£ 4,533
Exchange and other adjustments	(5)	13
Movements in the year:
Movements in the year	825	(55)
Existing business:
Ending Balance	5,311	4,491
New business [Member]
Movements in the year:
Movements in the year	696	675
Expected return [Member]
Movements in the year:
Movements in the year	(274)	(304)
Experience variances [Member]
Movements in the year:
Movements in the year	(43)	(122)
Assumption changes [Member]
Movements in the year:
Movements in the year	102	(67)
Economic variance [Member]
Movements in the year:
Movements in the year	£ 344	£ (237)